Organization and Principal Activities (Details) - $ / shares						12 Months Ended
		Oct. 24, 2023	Sep. 22, 2023	Jan. 03, 2022	Dec. 21, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Organization and Principal Activities [Line Items]
Converted share						67,482,407
Weighted average number of ordinary shares outstanding, basic	[1]					72,243,992	50,716,451	50,716,451
Weighted average number of ordinary shares outstanding, diluted	[1]					72,243,992	50,716,451	50,716,451
Ordinary shares, par value	[2]					$ 0.0001	$ 0.0001
Maximum [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding, basic							104,766,463
Weighted average number of ordinary shares outstanding, diluted							104,766,463
Ordinary shares, par value							$ 0.00001	$ 0.00001
Minimum [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding, basic								50,716,451
Weighted average number of ordinary shares outstanding, diluted								50,716,451
Ordinary shares, par value							$ 0.0001	$ 0.0001
Scage (Hong Kong) Limited (“Scage HK”) [Member]
Organization and Principal Activities [Line Items]
Equity interest		26.45%
VVS International Limited (“Scage BVI”) [Member]
Organization and Principal Activities [Line Items]
Owned percentage					100.00%
Scage (Hong Kong) Limited (“Scage HK”) [Member]
Organization and Principal Activities [Line Items]
Owned percentage				100.00%
Nanjing Xinneng Hydrogen Automotive Technology Co., Ltd. (“Scage WFOE”) [Member]
Organization and Principal Activities [Line Items]
Owned percentage		73.55%	100.00%

[1]	Share data has been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on June 27, 2025. (Note 1 and Note 15)
[2]	Par value of ordinary shares, share data and accumulated deficit have been retroactively restated to give effect to the Reverse Recapitalization (defined below) related to the Business Combination (defined below) completed on June 27, 2025. (Note 1 and Note 15)